Real Estate Owned (Details) - Schedule of activity in real estate owned - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of activity in real estate owned [Abstract]
Balance at beginning of year	$ 710	$ 710
Loans transferred to real estate owned	304	347
Capitalized expenditures	44	98
Valuation adjustments	(36)	(66)
Disposals	(382)	(379)
Balance at end of year	$ 640	$ 710